Cover	May 06, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2025
Entity File Number	001-36324
Entity Registrant Name	VARONIS SYSTEMS, INC.
Entity Central Index Key	0001361113
Entity Tax Identification Number	57-1222280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 Brickell Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(877)
Local Phone Number	292-8767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1250 Broadway
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001